As filed with the Securities and Exchange Commission on 2/22/17

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6611
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2017

Date of reporting period:  December 31, 2016

Item 1. Schedules of Investments.

Aasgard Dividend Growth Small & Mid-Cap Fund
Schedule of Investments
at December 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 86.98%	Value
	Administrative and Support Services - 4.02%
7,545	Broadridge Financial Solutions, Inc.	$500,233
6,025	ManpowerGroup, Inc.	535,442
		1,035,675
	Ambulatory Health Care Services - 1.81%
5,075	Quest Diagnostics, Inc.	466,392
	Apparel Manufacturing - 4.01%
4,169	Cintas Corp.	481,770
17,650	Weyco Group, Inc.	552,445
		1,034,215
	Chemical Manufacturing - 5.83%
4,805	Bio-Techne Corp.	494,098
11,295	Church & Dwight Co., Inc.	499,126
6,490	Sensient Technologies Corp.	509,984
		1,503,208
	Computer and Electronic Product Manufacturing - 14.14%
14,575	FLIR Systems, Inc.	527,469
5,235	Harris Corp.	536,431
3,205	L-3 Communications Holdings, Inc.	487,513
4,348	Lam Research Corp.	459,714
10,690	Plantronics, Inc.	585,384
8,085	ResMed, Inc.	501,674
9,070	Xilinx, Inc.	547,556
		3,645,741
	Credit Intermediation and Related Activities - 4.22%
14,580	Synovus Financial Corp.	598,947
26,085	Umpqua Holdings Corp.	489,876
		1,088,823
	Fabricated Metal Product Manufacturing - 1.79%
6,400	Crane Co.	461,568
	Food and Beverage Stores - 1.88%
15,720	Whole Foods Market, Inc.	483,547
	Food Services and Drinking Places - 1.90%
9,905	Brinker International, Inc.	490,595
	Furniture and Home Furnishings Stores - 1.92%
10,235	Williams-Sonoma, Inc.	495,272
	Insurance Carriers and Related Activities - 6.21%
31,049	Maiden Holdings Ltd.	541,805
4,450	Reinsurance Group of America, Inc.	559,944
6,759	Safety Insurance Group, Inc.	498,138
		1,599,887
	Management of Companies and Enterprises - 3.90%
13,279	Arrow Financial Corp.	537,799
5,295	Cullen/Frost Bankers, Inc.	467,178
		1,004,977

	Merchant Wholesalers, Durable Goods - 5.73%
9,885	Leggett & Platt, Inc.	483,179
6,665	Reliance Steel & Aluminum Co.	530,134
3,130	Watsco, Inc.	463,615
		1,476,928
	Miscellaneous Manufacturing - 5.69%
6,530	Dover Corp.	489,293
6,395	Hasbro, Inc.	497,467
8,550	Hill-Rom Holdings, Inc.	479,997
		1,466,757
	Nursing and Residential Care Facilities - 2.15%
7,310	National Healthcare Corp.	554,025
	Pipeline Transportation - 5.92%
14,200	New Jersey Resources Corp.	504,100
9,506	Targa Resources Corp.	533,001
15,732	Williams Cos., Inc.	489,895
		1,526,996
	Professional, Scientific, and Technical Services - 4.17%
5,585	Jack Henry & Associates, Inc.	495,836
11,350	Leidos Holdings, Inc.	580,439
		1,076,275
	Rental and Leasing Services - 1.88%
6,518	Ryder System, Inc.	485,200
	Securities and Commodity Contracts, Intermediation and Brokerage - 1.86%
6,918	Raymond James Financial, Inc.	479,210
	Telecommunications - 2.15%
6,930	ATN International, Inc.	555,301
	Transportation Equipment Manufacturing - 3.98%
6,410	Polaris Industries, Inc.	528,120
9,363	Standard Motor Products, Inc.	498,299
		1,026,419
	Utilities - 1.82%
11,765	Avista Corp.	470,482

	TOTAL COMMON STOCKS (Cost $19,771,279)	22,427,493

	REITS - 9.86%
5,500	Digital Realty Trust, Inc.	540,430
7,080	EPR Properties	508,131
6,450	Extra Space Storage, Inc.	498,198
10,655	LTC Properties, Inc.	500,572
6,675	National Health Investors, Inc.	495,085
	TOTAL REITS (Cost $2,467,552)	2,542,416

	CLOSED-END FUNDS - 1.92%
13,450	Main Street Capital Corp.	494,557
	TOTAL CLOSED-END FUNDS (Cost $419,392)	494,557

Shares	MONEY MARKET FUNDS - 2.65%	Value
683,275	Fidelity Institutional Government Portfolio - Class I, 0.39% (a)	683,275
	TOTAL MONEY MARKET FUNDS (Cost $683,275)	683,275

	TOTAL INVESTMENTS IN SECURITIES (Cost $23,341,498) - 101.41%	26,147,741
	Liabilities in Excess of Other Assets - (1.41)%	(364,634)
	NET ASSETS - 100.00%	$25,783,107

REIT -	Real Estate Investment Trust
(a)	Rate shown is the 7-day annualized yield as of December 31, 2016.

Aasgard Dividend Growth Small & Mid-Cap Fund
Notes to Schedule of Investments
December 31, 2016 (Unaudited)

Note 1 – Securities Valuation

       The Aasgard Dividend Growth Small & Mid-Cap Fund’s (the “Fund”) investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, real estate investment trusts, and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$490,595	$-	$-	$490,595
Administrative Support and Waste Management	535,442	-	-	535,442
Finance and Insurance	3,167,919	-	-	3,167,919
Health Care and Social Assistance	1,020,417	-	-	1,020,417
Information	555,301	-	-	555,301
Management of Companies and Enterprises	1,004,977	-	-	1,004,977
Manufacturing	9,137,908	-	-	9,137,908
Professional, Scientific, and Technical Services	1,576,509	-	-	1,576,509
Real Estate and Rental and Leasing	485,200	-	-	485,200
Retail Trade	978,819	-	-	978,819
Transportation and Warehousing	1,526,996	-	-	1,526,996
Utilities	470,482	-	-	470,482
Wholesale Trade	1,476,928	-	-	1,476,928
Total Common Stocks	22,427,493	-	-	22,427,493
REITs	2,542,416	-	-	2,542,416
Closed-End Funds	494,557	-	-	494,557
Money Market Funds	683,275	-	-	683,275
Total Investments in Securities	$26,147,741	$-	$-	$26,147,741

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at December 31, 2016, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended December 31, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$23,341,498

Gross unrealized appreciation	$3,037,441
Gross unrealized depreciation	(231,198)
Net unrealized appreciation	$2,806,243

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
    Douglas G. Hess, President

Date-- 2/16/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President

Date-- 2/16/2017

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date-- 2/16/2017

* Print the name and title of each signing officer under his or her signature.